Quarterly Holdings Report
for
Fidelity® California Municipal Income Fund
May 31, 2026
CFL-NPRT1-0726
1.802197.122
Municipal Securities - 102.0%
	Principal Amount (a)	Value ($)
California - 100.1%
Education - 8.7%
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2033	1,345,000	1,393,482
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2035	1,955,000	2,016,206
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2036	1,500,000	1,543,355
CA Mun Fin Auth Student Hsg Rev (Chf Riverside Proj.) 5% 5/15/2043	1,500,000	1,522,380
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	10,000,000	10,367,612
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 4% 5/15/2046 (Build America Mutual Assurance Co Insured)	2,000,000	1,903,268
California Edl Facs Auth Rev (Pomona College Proj.) 0% 7/1/2038 (c)	3,155,000	2,067,302
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2029	400,000	428,117
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2030	425,000	464,427
California Educational Facilities Authority (Chapman University, CA Proj.) Series 2021 A, 5% 4/1/2031	460,000	511,710
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2034	760,000	793,010
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2036	840,000	873,137
California Educational Facilities Authority (Mount St Marys University Proj.) Series 2018A, 5% 10/1/2038	620,000	642,250
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2030	650,000	680,223
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2031	890,000	930,633
California Educational Facilities Authority (Santa Clara Univ, CA Proj.) Series 2017 C, 5% 4/1/2033	1,245,000	1,299,515
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2028	2,130,000	2,180,583
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2032	1,000,000	1,019,455
California Mun Fin Auth Rev (Biola Univeristy Inc Proj.) Series 2017, 5% 10/1/2037	370,000	375,063
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2030	1,555,000	1,580,264
California Mun Fin Auth Rev (University of LA Verne Proj.) 5% 6/1/2032	1,000,000	1,014,851
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2031	200,000	206,521
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2032	225,000	231,825
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2033	225,000	231,341
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2034	225,000	230,784
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2035	225,000	230,464
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2036	250,000	255,619
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2037	485,000	495,218
California Mun Fn Auth Rev (CA Lutheran University Proj.) 5% 10/1/2038	345,000	351,705
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2033	250,000	251,679
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2034	420,000	420,983
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2037	160,000	157,098
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2046	1,000,000	889,002
California Mun Fn Auth Rev (California Inst of The Arts Proj.) 4% 10/1/2051	1,150,000	967,676
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2030	3,000,000	3,176,034
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2031	2,000,000	2,110,880
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2032	3,000,000	3,157,144
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2035	1,780,000	1,861,879
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2036	1,125,000	1,173,963
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2037	1,475,000	1,535,609
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2040	2,500,000	2,587,796
California Mun Fn Auth Rev (Natl Uni Sys Man Grp Proj.) 5% 4/1/2041	3,865,000	3,991,018
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	7,500,000	7,740,892
California St Univ Rev Series 2020C, 3% 11/1/2035	1,205,000	1,182,791
California St Univ Rev Series 2021 A, 3% 11/1/2052	4,500,000	3,325,951
California St Univ Rev Series 2023A, 5.25% 11/1/2048	2,965,000	3,191,602
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2033	1,625,000	1,680,637
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2043	9,300,000	9,500,257
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (b)	1,135,000	1,143,575
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2034 (b)	375,000	385,191
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2039 (b)	475,000	481,950
California Statewide Community Development Authority Rev (Lancer Educational Housing LLC Proj.) Series 2019 A, 5% 6/1/2051 (b)	8,225,000	8,072,094
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2034	1,250,000	1,251,357
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2035	4,725,000	4,729,761
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	2,250,000	2,252,132
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,000,000	1,002,800
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2032	520,000	534,214
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2033	250,000	255,776
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2034	430,000	438,031
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2036	600,000	606,930
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2041	2,530,000	2,471,136
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2046	2,055,000	1,942,652
Fullerton Public Financing Authority (Marshall B Ketchum Univ Proj.) 4% 2/1/2051	2,500,000	2,228,093
University CA Revs 3% 5/15/2051	22,435,000	16,788,840
University CA Revs 5% 5/15/2038	7,550,000	8,620,911
University CA Revs Series 2017M, 3% 5/15/2037	975,000	917,454
University CA Revs Series 2024 BW, 5% 5/15/2035	10,000,000	11,494,077
University CA Revs Series 2025 CD, 5.5% 5/15/2040	10,000,000	11,783,086
TOTAL EDUCATION		162,143,271
Electric Utilities - 5.4%
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2030	1,395,000	1,507,538
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2031	1,030,000	1,127,321
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2031	4,680,000	5,122,196
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2030	1,000,000	1,080,673
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2034	2,785,000	3,090,041
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	1,050,000	1,147,686
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2039	795,000	865,011
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2034	1,850,000	2,065,261
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	980,000	1,091,935
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2044	2,125,000	2,251,314
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2045	3,000,000	3,155,562
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2033	1,165,000	1,300,428
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,570,000	2,880,470
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2048	850,000	879,998
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	7,410,000	7,591,970
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2034	4,900,000	5,470,151
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2037	660,000	726,627
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,131,280
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,125,566
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	1,000,000	1,119,494
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,107,433
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,101,847
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,097,914
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,250,000	1,365,278
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,086,208
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2043 (Build America Mutual Assurance Co Insured)	1,750,000	1,894,186
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,250,000	2,450,815
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,161,321
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5.25% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,500,000	1,605,166
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2031	10,000,000	10,944,863
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2030	3,840,000	4,149,783
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2031	5,020,000	5,494,321
Middle Fork Project Finance Authority Series 2020, 5% 4/1/2027	190,000	192,733
Modesto Calif Irr Dist Fing Auth Elec Sys Rev Series 2019 A, 5% 10/1/2039	1,500,000	1,566,211
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2025 1, 5.25% 7/1/2050 (Build America Mutual Assurance Co Insured)	15,160,000	16,188,200
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2036	1,490,000	1,615,117
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2038	825,000	886,277
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2039	1,275,000	1,364,494
Vernon Calif Elec Sys Rev Series 2022A, 5% 8/1/2041	420,000	446,485
TOTAL ELECTRIC UTILITIES		101,449,174
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (d)	265,000	291,660
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Escrowed to Maturity) (c)	125,000	107,267
Port Oakland Calif Rev 5% 11/1/2026 (Escrowed to Maturity) (d)	70,000	70,663
Port Oakland Calif Rev 5% 11/1/2028 (Pre-refunded to 11/1/2027 at 100) (d)	105,000	108,458
Port Oakland Calif Rev 5% 11/1/2029 (Pre-refunded to 11/1/2027 at 100) (d)	75,000	77,470
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (d)	20,000	20,891
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Pre-refunded to 9/1/2029 at 100)	45,000	48,326
TOTAL ESCROWED/PRE-REFUNDED		724,735
General Obligations - 47.1%
Abc Calif Uni Sch Dist 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,810,000	2,402,364
Abc Calif Uni Sch Dist 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	3,900,000	3,219,360
Alhambra CA Uni Sch Dist 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	5,000,000	3,206,325
Anaheim City School District/CA Series 2016, 3% 8/1/2046	870,000	685,775
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2034 (e)	1,175,000	1,336,517
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2037 (e)	1,360,000	1,556,746
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2040 (e)	1,575,000	1,760,045
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2043 (e)	2,000,000	2,192,523
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series 2026, 5% 8/1/2044 (e)	1,675,000	1,819,515
Brisbane Calif Sch Dist 3% 8/1/2042	1,065,000	918,432
California Community Choice Financing Authority 5% 12/1/2028 (Athene Annuity and Life Co Guaranteed)	760,000	776,330
California Community Choice Financing Authority 5% 12/1/2029 (Athene Annuity and Life Co Guaranteed)	760,000	779,179
California Community Choice Financing Authority 5% 12/1/2030 (Athene Annuity and Life Co Guaranteed)	910,000	933,580
California Community Choice Financing Authority 5% 12/1/2031 (Athene Annuity and Life Co Guaranteed)	1,025,000	1,050,210
California Community Choice Financing Authority 5% 12/1/2032 (Athene Annuity and Life Co Guaranteed)	1,705,000	1,747,629
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (f)	6,475,000	6,661,755
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (f)	10,815,000	11,490,573
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (f)	14,925,000	16,157,744
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (f)	15,840,000	16,736,311
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (f)	3,795,000	4,125,733
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (f)	3,865,000	4,098,569
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (f)	7,905,000	8,562,944
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (f)	6,405,000	6,674,859
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (f)	11,185,000	11,498,602
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (f)	8,090,000	8,743,188
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	14,930,000	16,137,019
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (f)	6,580,000	6,776,340
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (f)	10,000,000	10,747,393
California Community Choice Financing Authority Series 2025C, 5% 10/1/2032 (American General Life Insurance Co Guaranteed)	4,000,000	4,169,507
California Community Choice Financing Authority Series 2025C, 5% 4/1/2032 (American General Life Insurance Co Guaranteed)	3,500,000	3,639,028
California Community Choice Financing Authority Series 2025C, 5% 4/1/2033 (American General Life Insurance Co Guaranteed)	3,250,000	3,393,941
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (f)	7,500,000	7,829,873
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (f)	15,000,000	15,275,346
California Community Choice Financing Authority Series 2026A 1, 5% tender 4/1/2056 (Morgan Stanley Guaranteed) (f)	10,605,000	11,448,987
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	18,750,000	19,899,225
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2032	2,750,000	2,812,978
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2033	2,320,000	2,370,989
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2017A, 5% 6/1/2036	5,830,000	5,942,407
California St Pub Wks Brd Lse 5% 4/1/2041	3,655,000	4,100,240
California St Pub Wks Brd Lse Series 2020 D, 2.25% 11/1/2039	2,440,000	1,984,850
Carlsbad CA Unified School Dis Series 2017 A, 4% 5/1/2031	1,500,000	1,516,521
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	3,185,000	2,561,245
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	3,500,000	2,618,830
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2033 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,750,000	2,010,605
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2034 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	4,000,000	4,644,574
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2035 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	730,000	855,072
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2036 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	695,000	819,160
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2037 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	785,000	918,814
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2038 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	890,000	1,033,816
Centinela Valley CA Uni High Sch Dst Series 2026, 5% 8/1/2039 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,000,000	1,154,843
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (f)	9,535,000	10,246,250
Central Valley Energy Authority Series 2026, 5% 8/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	16,000,000	17,172,310
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2012 D, 0% 8/1/2035 (c)	895,000	664,122
Chico Calif Uni Sch Dist Series C, 3% 8/1/2040	600,000	533,886
City of Fresno Unified School 5% 8/1/2034	100,000	108,903
City of Fresno Unified School 5% 8/1/2035	175,000	189,997
City of Fresno Unified School 5% 8/1/2036	235,000	254,261
City of Fresno Unified School 5% 8/1/2037	150,000	161,772
City of Fresno Unified School 5% 8/1/2038	300,000	322,650
City of Fresno Unified School 5% 8/1/2039	350,000	375,410
City of Fresno Unified School 5% 8/1/2040	400,000	427,881
City of Fresno Unified School 5% 8/1/2041	435,000	464,145
City of Fresno Unified School 5% 8/1/2042	500,000	531,524
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.25% 1/15/2039	2,455,000	1,994,714
Davis Calif Jt Uni Sch Dist Yolo Cnty Series 2020, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	4,695,000	4,090,733
Desert Calif Cmty College Dist Gen. Oblig. 2% 8/1/2037	625,000	510,983
Dry Creek Calif Jt Elem Sch Dist 0% 8/1/2034 (c)	2,935,000	2,253,548
El Rancho Calif Uni Sch Dist 3% 8/1/2046 (Assured Guaranty Inc Insured)	1,000,000	810,104
Escondido CA Un High Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,655,000	4,489,958
Escondido CA Un High Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	3,500,000	2,665,862
Fontana CA Uni Sch Dist Series 2020, 2.375% 8/1/2044 (Assured Guaranty Inc Insured)	5,500,000	4,010,838
Foster City Calif Gen. Oblig. Series 2020, 3% 8/1/2045	6,500,000	5,341,352
Gateway CA Uni Sch Dist 0% 8/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	2,315,000	1,609,513
Glendale CA Uni Sch Dist Series 2016C, 3% 9/1/2039	5,040,000	4,661,104
Glendora Calif Uni Sch Dist 0% 8/1/2036 (Assured Guaranty Inc Insured) (c)	2,845,000	2,026,008
Grossmont-Cuyamaca Ccd Gen. Oblig. 4% 8/1/2046	4,250,000	4,187,615
Hayward CA Uni Sch Dist 5.25% 8/1/2050 (Assured Guaranty Inc Insured)	11,200,000	11,919,005
Huntington Beach Calif Un High Sch Dist Ctfs Partn (Huntington Beach CA Un High Sch Dist Proj.) 2.125% 9/1/2039 (Assured Guaranty Inc Insured)	1,260,000	976,996
Lammersville Calif Schs Fin Auth Lease Rev (Lammersville CA Joint Uni Sch Dist Proj.) Series 2019, 3% 10/1/2049 (Build America Mutual Assurance Co Insured)	3,000,000	2,303,972
Lindsay Calif Uni Sch Dist 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	695,000	569,889
Lindsay Calif Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	715,000	564,503
Lindsay Calif Uni Sch Dist 0% 8/1/2034 (Assured Guaranty Inc Insured) (c)	675,000	510,837
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	100,000	81,304
Local Pub Schs Fdg Auth Sch Facs Impt Dist No 2016-1 Calif Series 2020 A, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	2,725,000	2,189,954
Lodi Calif Uni Sch Dist Series 2020, 3% 8/1/2043	3,000,000	2,513,970
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	1,015,000	812,134
Long Beach CA Cmnty College Gen. Oblig. 3% 8/1/2036	300,000	284,645
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2031 (Assured Guaranty Inc Insured) (c)	8,285,000	7,158,822
Long Beach CA Cmnty College Gen. Oblig. Series 2008A, 0% 6/1/2033 (Assured Guaranty Inc Insured) (c)	8,830,000	7,121,601
Long Beach CA Uni Sch Dist Series F, 3% 8/1/2047	7,750,000	6,071,317
Long Beach CA Uni Sch Dist Series G, 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	821,976
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 2.625% 12/1/2051	1,900,000	1,299,255
Los Angeles Cnty CA Pub Wks Series 2025J, 5.5% 12/1/2054	5,500,000	6,009,529
Los Angeles Unified School District/CA Series 2019A, 3% 1/1/2034	5,785,000	5,747,804
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	4,040,000	3,962,389
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2038	1,000,000	937,167
Los Rios CA Cmnty College Dist Gen. Oblig. Series D, 3% 8/1/2044	2,000,000	1,651,976
Marin Cnty CA Ctfs Partn (Marin Cnty CA Proj.) 4% 11/1/2040	6,765,000	6,765,505
Mendocino Calif Uni Sch Dist 3% 8/1/2051	3,000,000	2,227,229
Mendocino-Lake Cmnty College Dist Calif Gen. Oblig. Series 2022 A, 3% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,175,000	1,027,672
Mendota Calif Uni Sch Dist 3.375% 8/1/2048 (Build America Mutual Assurance Co Insured)	1,300,000	1,066,126
Miracosta CA Cmnty Clg Dist Gen. Oblig. Series B, 2% 8/1/2040	1,050,000	795,733
Monrovia Calif Uni Sch Dist 0% 8/1/2033 (National Public Finance Guarantee Corporation Insured) (c)	2,625,000	2,095,992
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2031	500,000	500,513
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2032	500,000	500,490
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2033	1,800,000	1,801,681
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2034	1,345,000	1,346,201
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2035	1,895,000	1,896,615
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2036	2,000,000	2,001,611
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	6,155,000	6,158,844
Monterey Peninsula CA Cmnty College Dist Gen. Oblig. Series 2016, 3% 8/1/2034	270,000	264,155
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	745,000	854,797
Moreno Valley CA Uni Sch Dist Series A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	650,000	741,805
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	755,000	871,518
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,350,000	1,544,711
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,419,731
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,120,000	1,259,216
Moreno Valley CA Uni Sch Dist Series A, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,300,000	1,446,172
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	700,000	803,164
Moreno Valley CA Uni Sch Dist Series E, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	775,000	884,461
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2041 (Build America Mutual Assurance Co Insured)	775,000	894,605
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,144,230
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,200,000	1,362,942
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,248,600
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2045 (Build America Mutual Assurance Co Insured)	2,000,000	2,224,880
Moreno Valley CA Uni Sch Dist Series E, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	5,000,000	5,432,883
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2021 C, 2% 8/1/2039	3,670,000	2,903,679
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2049 (Build America Mutual Assurance Co Insured)	5,000,000	4,733,600
Mountain View Calif Sch Dist Sch Facs Impt Dist No 2 San Bernardino Cnty Series 2024 B, 4% 8/1/2054 (Build America Mutual Assurance Co Insured)	10,000,000	9,250,297
Muroc Calif Jt Uni Sch Dist Series B, 5.25% 8/1/2047	4,375,000	4,495,714
Murrieta Vy CA Uni Sch Dist 0% 9/1/2032 (Assured Guaranty Inc Insured) (c)	5,000,000	4,120,230
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	5,755,000	4,627,754
Novato CA Uni Sch Dist Series 2020 C, 2% 8/1/2039	5,810,000	4,579,612
Oakland CA Uni Sch Dist Alameda Cnty Series 2016A, 3% 8/1/2041	1,335,000	1,160,161
Oceanside Calif Uni Sch Dist 0% 8/1/2031 (Assured Guaranty Inc Insured) (c)	4,875,000	4,182,679
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2036	1,185,000	1,384,649
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2037	1,000,000	1,159,394
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2038	1,650,000	1,899,435
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2039	1,000,000	1,144,937
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2040	1,000,000	1,138,435
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2041	1,000,000	1,134,372
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2042	1,025,000	1,154,027
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2043	1,100,000	1,230,936
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2044	1,000,000	1,104,873
Ontario Calif Pub Fing Auth Lease Rev (Ontario CA Proj.) Series 2025A, 5% 11/1/2045	1,000,000	1,095,372
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2032 (Assured Guaranty Inc Insured)	2,360,000	2,055,032
Palm Springs CA Uni Sch Dist Series A, 1.5% 8/1/2033 (Assured Guaranty Inc Insured)	2,725,000	2,314,108
Palm Springs CA Uni Sch Dist Series A, 1.75% 8/1/2034 (Assured Guaranty Inc Insured)	3,000,000	2,528,089
Palomar Calif Cmnty College Dist Gen. Oblig. Series 2017, 5% 8/1/2035	1,410,000	1,447,188
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2026 (National Public Finance Guarantee Corporation Insured) (c)	4,870,000	4,837,213
Panama-Buena Vista Uni Sch Dist CA 2.625% 8/1/2037 (Build America Mutual Assurance Co Insured)	2,360,000	2,085,975
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2040 (c)	1,000,000	564,329
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2041 (c)	1,000,000	536,359
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2042 (c)	1,000,000	506,886
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2043 (c)	1,000,000	480,410
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2044 (c)	1,100,000	498,413
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2045 (c)	1,150,000	491,921
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2046 (c)	1,000,000	404,065
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2047 (c)	1,000,000	379,851
Pasadena Calif Pub Fing Auth Lease Rev (Pasadena CA Proj.) 0% 6/1/2048 (c)	1,025,000	371,235
Perris Calif Un High Sch Dist Series C, 3% 9/1/2045	2,540,000	2,074,653
Placentia-Yorba Linda CA Usd Series D, 0% 8/1/2036 (c)	400,000	280,333
Pomona CA Uni Sch Dist Series D, 2.375% 8/1/2045 (Assured Guaranty Inc Insured)	8,510,000	6,084,014
Pomona CA Uni Sch Dist Series D, 2.5% 8/1/2048 (Assured Guaranty Inc Insured)	10,000,000	6,742,228
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	4,105,000	3,169,754
Poway CA Unified Sch Dist 0% 8/1/2032 (c)	13,070,000	10,941,687
Poway CA Unified Sch Dist 0% 8/1/2033 (c)	7,215,000	5,829,712
Poway CA Unified Sch Dist 0% 8/1/2035 (c)	10,120,000	7,565,900
Poway CA Unified Sch Dist 0% 8/1/2037 (c)	6,325,000	4,343,090
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	3,200,000	2,103,467
Poway CA Unified Sch Dist 0% 8/1/2041 (c)	12,740,000	7,231,565
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	10,150,000	4,179,567
Rio Hondo Calif Cmnty College Dist 6.85% 8/1/2042 (g)	6,830,000	8,456,640
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2035 (e)	3,500,000	4,023,607
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2036 (e)	3,865,000	4,471,461
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2037 (e)	4,175,000	4,801,559
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2038 (e)	1,250,000	1,422,615
Roseville Calif Jt Un High Sch Series 2026 A, 5% 8/1/2034 (e)	3,200,000	3,654,128
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2034 (e)	1,185,000	1,348,770
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2036 (e)	1,715,000	1,977,870
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2038 (e)	1,475,000	1,672,118
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2039 (e)	1,200,000	1,343,267
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2040 (e)	2,010,000	2,237,397
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2041 (e)	2,280,000	2,524,676
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2044 (e)	1,350,000	1,460,790
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2045 (e)	1,575,000	1,689,262
Roseville Calif Jt Un High Sch Series 2026 B, 5% 8/1/2046 (e)	1,200,000	1,275,017
Sacramento CA City Uni Sch Dis 4% 8/1/2044 (Assured Guaranty Inc Insured)	2,250,000	2,259,825
Sacramento CA City Uni Sch Dis 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,870,000	1,962,203
Sacramento CA City Uni Sch Dis 5.5% 8/1/2047 (Build America Mutual Assurance Co Insured)	2,500,000	2,625,159
Sacramento CA City Uni Sch Dis Series 2019 D, 3% 8/1/2049 (Build America Mutual Assurance Co Insured)	275,000	212,821
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,500,000	1,716,018
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	400,000	454,165
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	475,000	535,790
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	500,000	558,760
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,400,000	1,547,161
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,094,214
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	450,000	490,265
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,300,000	1,396,088
Sacramento CA City Uni Sch Dis Series 2024B, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	650,000	694,807
San Bernadino Cty Un Sch Dist Series F, 3% 8/1/2044 (Assured Guaranty Inc Insured)	9,200,000	7,825,033
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2032	850,000	966,110
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2033	1,100,000	1,265,635
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2034	615,000	714,812
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2035	825,000	953,973
San Diego CA Pub Facs Fing Auth Lease Rev (San Diego CA Proj.) Series 2024A, 5% 10/15/2036	1,000,000	1,148,283
San Diego CA Uni Sch Dist 0% 7/1/2037 (c)	1,300,000	886,051
San Diego CA Uni Sch Dist 0% 7/1/2047 (g)	8,700,000	7,432,669
San Diego CA Uni Sch Dist Series 2010C, 0% 7/1/2045 (c)	4,770,000	2,162,335
San Diego CA Uni Sch Dist Series 2012 E, 0% 7/1/2033 (c)	1,195,000	957,659
San Francisco CA City & Cnty Gen. Oblig. Series 2020B, 2% 6/15/2035	1,000,000	856,167
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5.25% 6/15/2049 (Build America Mutual Assurance Co Insured)	1,900,000	2,035,393
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (f)	6,500,000	7,199,218
San Juan CA Uni Sch Dist Series 2020, 2.25% 8/1/2039	2,000,000	1,597,658
San Marcos Unified School District 0% 8/1/2035 (c)	3,675,000	2,678,261
San Marcos Unified School District 0% 8/1/2037 (c)	2,675,000	1,780,669
San Marcos Unified School District 0% 8/1/2047 (c)	6,315,000	2,439,638
San Marcos Unified School District Series A, 5% 8/1/2043	1,350,000	1,504,806
San Marcos Unified School District Series A, 5% 8/1/2044	780,000	859,317
San Marcos Unified School District Series A, 5% 8/1/2045	885,000	966,792
San Marcos Unified School District Series A, 5.25% 8/1/2050	4,910,000	5,302,460
San Marcos Unified School District Series A, 5.25% 8/1/2055	3,500,000	3,747,741
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2034 (e)	1,825,000	2,145,496
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2035 (e)	1,050,000	1,244,517
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2036 (e)	1,000,000	1,193,696
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2037 (e)	730,000	864,671
San Mateo CA Unified Sch Dist Series 2026, 5% 9/1/2039 (e)	875,000	1,019,993
San Mateo CA Unified Sch Dist Series A, 2.25% 9/1/2042	3,000,000	2,239,471
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	760,000	810,346
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 2.5% 6/15/2055	10,550,000	6,888,432
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2021 A 1, 3% 6/15/2046	13,660,000	10,938,630
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048 (Build America Mutual Assurance Co Insured)	2,810,000	2,207,680
Santa Ana Calif Uni Sch Dist Series 2019A, 3.25% 8/1/2042	1,035,000	920,266
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2032	1,365,000	1,461,009
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2034	1,000,000	1,066,055
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2036	2,135,000	2,265,860
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2037	1,000,000	1,058,810
Santa Barbara CA Fing Auth Rev (Santa Barbara Calif Proj.) 5% 4/1/2038	845,000	892,898
Santa Clara CA Uni Sch Dist Series 2017, 3% 7/1/2035	265,000	260,939
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	540,000	503,944
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2041	2,000,000	1,782,444
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2021 A, 3% 5/1/2039	3,425,000	3,170,059
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2044	265,000	220,116
Santa Clarita CA Cmnty Coll Gen. Oblig. Series 2019, 3% 8/1/2049	2,000,000	1,524,266
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 3.125% 7/1/2042	740,000	648,123
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2036	435,000	437,792
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 4% 7/1/2037	475,000	477,161
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2030	250,000	257,414
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2031	350,000	360,106
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2032	255,000	262,170
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2033	250,000	256,831
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2034	315,000	323,128
Santa Monica-Malibu Uni Sch Dist CA Series 2017, 5% 7/1/2035	400,000	409,974
Santa Monica-Malibu Uni Sch Dist CA Series A, 3% 8/1/2049	3,190,000	2,426,944
Santee CA Sch Dist Series 2008D, 0% 8/1/2038 (Assured Guaranty Inc Insured) (c)	4,140,000	2,654,837
Southern CA Pub Pwr Auth Series 2024 A, 5% tender 4/1/2055 (American General Life Insurance Co Guaranteed) (f)	7,000,000	7,320,105
Southern CA Pub Pwr Auth Series 2026A, 5% 11/1/2033 (Pacific Life Insurance Co Guaranteed) (e)	18,500,000	19,715,654
State of California Gen. Oblig. 2.5% 12/1/2049	1,350,000	916,217
State of California Gen. Oblig. 3% 10/1/2034	3,580,000	3,539,952
State of California Gen. Oblig. 3% 10/1/2035	1,895,000	1,859,069
State of California Gen. Oblig. 5% 10/1/2032 (National Public Finance Guarantee Corporation Insured)	10,000	10,018
State of California Gen. Oblig. 5% 3/1/2033	7,000,000	7,993,398
State of California Gen. Oblig. 5% 3/1/2038	10,000,000	11,436,851
State of California Gen. Oblig. 5% 8/1/2033	3,210,000	3,683,967
State of California Gen. Oblig. 5% 8/1/2037	4,685,000	5,334,306
State of California Gen. Oblig. 5.25% 12/1/2033	105,000	105,204
State of California Gen. Oblig. 5.25% 4/1/2027	5,000	5,009
State of California Gen. Oblig. 5.25% 4/1/2029	5,000	5,011
State of California Gen. Oblig. 5.5% 4/1/2028	5,000	5,012
State of California Gen. Oblig. 5.5% 4/1/2030	25,000	25,057
State of California Gen. Oblig. 5.75% 5/1/2030	90,000	90,222
State of California Gen. Oblig. Series 2024, 5% 9/1/2032	16,195,000	18,363,031
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,900,000	1,521,387
Stockton CA Unified School Dis Series 2024, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	1,000,000	1,154,270
Stockton CA Unified School Dis Series 2024, 5% 8/1/2034 (Build America Mutual Assurance Co Insured)	1,245,000	1,453,147
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	1,000,000	1,169,113
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	1,500,000	1,739,859
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	2,835,000	3,270,300
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	2,125,000	2,438,180
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,120,000	1,278,188
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	1,245,000	1,411,624
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,500,000	1,685,775
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2043 (Build America Mutual Assurance Co Insured)	1,500,000	1,673,251
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,104,967
Stockton CA Unified School Dis Series 2025 A, 5% 8/1/2045 (Build America Mutual Assurance Co Insured)	1,250,000	1,366,539
Temecula Vy CA Uni Sch Dist Series 2021 D, 3% 8/1/2044	2,500,000	2,100,038
Ventura CA Usd Series B, 5% 8/1/2039	240,000	267,999
Ventura CA Usd Series B, 5% 8/1/2040	200,000	222,359
Ventura CA Usd Series B, 5% 8/1/2041	220,000	243,599
Ventura CA Usd Series B, 5% 8/1/2042	300,000	330,200
Ventura CA Usd Series B, 5% 8/1/2043	465,000	509,019
Ventura CA Usd Series B, 5% 8/1/2044	620,000	673,466
Ventura CA Usd Series B, 5% 8/1/2045	795,000	855,040
Ventura CA Usd Series B, 5% 8/1/2046	1,000,000	1,069,604
Walnut Vly CA Usd Ban 0% 8/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	2,900,000	2,491,961
Walnut Vly CA Usd Ban 0% 8/1/2032 (National Public Finance Guarantee Corporation Insured) (c)	1,315,000	1,092,114
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013B, 5% 8/1/2043	5,000,000	5,001,783
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 4.5% 8/1/2053 (Assured Guaranty Inc Insured)	2,400,000	2,297,387
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,625,000	1,763,941
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.5% 8/1/2053	2,600,000	2,798,297
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	1,000,000	830,001
West Contra Costa Calif Uni Sch Dist (West Contra Costa Unified School District Proj.) 0% 8/1/2033 (Assured Guaranty Inc Insured) (c)	1,675,000	1,327,106
West Contra Costa Unified School District Series 2024 B TENDER, 5% 8/1/2033 (Build America Mutual Assurance Co Insured)	4,000,000	4,635,202
West Contra Costa Unified School District Series 2025A, 5% 8/1/2036 (Build America Mutual Assurance Co Insured)	845,000	991,677
West Contra Costa Unified School District Series 2025A, 5% 8/1/2037 (Build America Mutual Assurance Co Insured)	665,000	774,468
West Contra Costa Unified School District Series 2025A, 5% 8/1/2038 (Build America Mutual Assurance Co Insured)	800,000	923,112
West Contra Costa Unified School District Series 2025A, 5% 8/1/2039 (Build America Mutual Assurance Co Insured)	1,600,000	1,832,239
West Contra Costa Unified School District Series 2025A, 5% 8/1/2040 (Build America Mutual Assurance Co Insured)	1,625,000	1,852,298
West Contra Costa Unified School District Series 2025A, 5% 8/1/2041 (Build America Mutual Assurance Co Insured)	3,655,000	4,158,743
West Contra Costa Unified School District Series 2025A, 5% 8/1/2042 (Build America Mutual Assurance Co Insured)	1,265,000	1,428,066
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	640,000	556,179
Wiseburn CA Sch Dist Series 2012 C, 0% 8/1/2037 (c)	1,000,000	682,682
Wiseburn School District 3% 8/1/2037	315,000	294,315
Yosemite CA Cmnty College Dist Series 2010D, 0% 8/1/2036 (c)	825,000	569,590
TOTAL GENERAL OBLIGATIONS		882,168,560
Health Care - 8.9%
California Health Facilities Financing Authority (Childrens Hospital Ca Proj.) Series 2024B, 5% tender 11/1/2054 (f)	15,265,000	16,804,074
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	14,015,000	12,755,192
California Health Facilities Financing Authority (Providence Health Systems Proj.) 5% 7/1/2032	4,460,000	4,986,155
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	905,000	780,571
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2047	1,780,000	1,331,857
California Health Facilities Financing Authority (Rady Childrens Health Proj.) 5% tender 8/15/2065 (f)	10,000,000	11,625,217
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (f)	10,560,000	11,577,260
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2017 A, 5% 11/15/2032	1,400,000	1,444,451
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2031 (California Mortgage Insurance Insured)	2,150,000	2,171,088
California Mun Fin Auth Rev (Channing House Proj.) 4% 5/15/2032 (California Mortgage Insurance Insured)	1,000,000	1,007,386
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2033 (California Mortgage Insurance Insured)	895,000	911,101
California Mun Fin Auth Rev (Channing House Proj.) 5% 5/15/2034 (California Mortgage Insurance Insured)	1,000,000	1,017,610
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2029	575,000	584,176
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2031	1,000,000	1,015,125
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2032	1,400,000	1,420,136
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2033	1,000,000	1,013,603
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2034	1,395,000	1,412,786
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2035	1,500,000	1,517,849
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) 5% 7/1/2036	1,500,000	1,516,392
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2029	1,300,000	1,320,748
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2030	750,000	761,839
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2031	800,000	812,100
California Mun Fin Auth Rev (Eisenhower Medical Center Proj.) Series 2017 B, 5% 7/1/2032	1,385,000	1,404,920
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2027 (California Mortgage Insurance Insured)	230,000	236,859
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2029 (California Mortgage Insurance Insured)	245,000	251,841
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2030 (California Mortgage Insurance Insured)	225,000	230,922
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2033 (California Mortgage Insurance Insured)	750,000	766,760
California Mun Fin Auth Rev (Institute on Aging Proj.) 5% 8/15/2036 (California Mortgage Insurance Insured)	1,435,000	1,464,586
California Mun Fin Auth Sr Living Rev (MT San Antonio Gardens Proj.) Series 2019, 5% 11/15/2039	1,155,000	1,187,517
California Mun Fn Auth Rev (Community Hosps Central CA Sys Proj.) Series 2021A, 4% 2/1/2051	7,500,000	6,538,841
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2033	490,000	535,491
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2034	415,000	456,381
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2035	720,000	789,660
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2036	565,000	617,191
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2037	810,000	881,303
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2038	505,000	547,340
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2039	660,000	712,357
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2040	530,000	570,030
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2044	1,415,000	1,480,083
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2049	1,300,000	1,319,027
California Mun Fn Auth Rev (Prs CA Obligated Gr Proj.) Series 2024A, 5% 4/1/2054	1,540,000	1,549,023
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2034 (California Mortgage Insurance Insured)	825,000	873,886
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2039 (California Mortgage Insurance Insured)	1,000,000	1,046,193
California Mun Fn Auth Rev (Town And Country Manor Proj.) Series 2019, 5% 7/1/2049 (California Mortgage Insurance Insured)	2,100,000	2,153,742
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	415,000	415,761
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2027	400,000	403,165
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2028	360,000	364,758
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	13,185,000	9,429,369
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 3% 4/1/2046	9,810,000	7,627,329
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2038	2,625,000	2,635,418
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2039	2,250,000	2,251,827
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2040	2,500,000	2,491,865
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2041	1,885,000	1,851,192
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 4% 4/1/2046	2,500,000	2,277,814
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2027	245,000	251,488
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2028	660,000	696,918
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2029	695,000	728,408
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2030	730,000	764,828
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2031	765,000	800,372
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2032	805,000	841,046
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2033	845,000	881,732
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2034	885,000	922,022
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2035	925,000	962,344
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2036	500,000	519,254
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2037	650,000	674,131
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2038	500,000	517,920
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2043	1,250,000	1,289,579
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2035	1,000,000	1,002,804
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 4% 1/1/2036	1,000,000	1,001,027
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2030	1,335,000	1,371,784
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2031	1,350,000	1,386,018
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2032	1,400,000	1,435,814
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2033	2,835,000	2,904,383
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2034	2,230,000	2,281,902
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	2,500,000	2,528,028
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2032	1,350,000	1,363,112
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2033	1,000,000	1,008,938
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2029	1,120,000	1,155,654
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2030	1,000,000	1,033,409
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2031	875,000	902,385
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2032	890,000	916,039
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2019 A, 5% 7/1/2036	750,000	765,715
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2033	260,000	262,390
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 4% 7/1/2035	300,000	300,051
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2030	300,000	319,449
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2020 A, 5% 7/1/2031	325,000	344,515
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2048	1,000,000	1,054,387
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2023A, 5.75% 7/1/2053	1,000,000	1,035,719
TOTAL HEALTH CARE		167,372,732
Housing - 1.9%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	5,702,487	5,824,413
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	7,076,594	7,021,316
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-3 CA Proj.) Series 3 Class A, 3.25% 8/20/2036	1,854,294	1,788,331
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,761,441	7,847,313
California Hsg Fin Agy Mun Ctfs Series 2 Class A, 3.75% 3/25/2035 (Freddie Mac Non Gold Pool Guaranteed)	4,731,186	4,784,106
California Mun Fin Auth Multifamily Hsg Rev Series 2019 A, 2.65% 8/1/2036	9,183,319	8,117,540
TOTAL HOUSING		35,383,019
Lease Revenue - 1.0%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	7,610,000	7,932,630
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2049	11,000,000	11,299,792
TOTAL LEASE REVENUE		19,232,422
Other - 2.0%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	7,000,000	7,042,914
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (f)	17,750,000	16,898,833
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 3% 7/1/2050	9,075,000	6,816,293
California Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation Proj.) Series 2020, 4% 7/1/2050	7,125,000	6,591,455
TOTAL OTHER		37,349,495
Resource Recovery - 0.5%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (d)(f)	7,000,000	7,296,489
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (d)(f)	1,140,000	1,114,251
South Bayside Waste Mgmt Auth Calif Solid Waste Enterprise Series 2019A, 5% 9/1/2042 (Assured Guaranty Inc Insured)	1,255,000	1,307,900
TOTAL RESOURCE RECOVERY		9,718,640
Special Tax - 2.4%
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2029	2,000,000	2,006,314
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2030	1,720,000	1,725,244
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) 5% 9/1/2031	2,500,000	2,507,173
Elk Grove CA Fin Auth Spl Tax (Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/2041	4,500,000	4,504,329
Irvine Calif Impt Bd Act 1915 4% 9/2/2035 (Build America Mutual Assurance Co Insured)	400,000	413,357
Irvine Calif Impt Bd Act 1915 4% 9/2/2036 (Build America Mutual Assurance Co Insured)	250,000	256,878
Irvine Calif Impt Bd Act 1915 4% 9/2/2037 (Build America Mutual Assurance Co Insured)	250,000	255,861
Irvine Calif Impt Bd Act 1915 4% 9/2/2038 (Build America Mutual Assurance Co Insured)	350,000	357,813
Irvine Calif Impt Bd Act 1915 4% 9/2/2039 (Build America Mutual Assurance Co Insured)	500,000	508,485
Irvine Calif Impt Bd Act 1915 4% 9/2/2040 (Build America Mutual Assurance Co Insured)	1,025,000	1,035,413
Irvine Calif Impt Bd Act 1915 4% 9/2/2046 (Build America Mutual Assurance Co Insured)	1,350,000	1,301,790
Irvine Calif Impt Bd Act 1915 5% 9/2/2044	2,545,000	2,606,182
Palmdale CA Elem Sch Dist Series 2017A, 5% 8/1/2041 (Assured Guaranty Inc Insured)	1,275,000	1,295,145
Perris Union High School District Financing Authority 5% 9/1/2030 (Assured Guaranty Inc Insured)	335,000	365,424
Perris Union High School District Financing Authority 5% 9/1/2031 (Assured Guaranty Inc Insured)	425,000	469,834
Perris Union High School District Financing Authority 5% 9/1/2032 (Assured Guaranty Inc Insured)	325,000	363,090
Perris Union High School District Financing Authority 5% 9/1/2033 (Assured Guaranty Inc Insured)	1,000,000	1,133,042
Perris Union High School District Financing Authority 5% 9/1/2035 (Assured Guaranty Inc Insured)	830,000	954,499
Perris Union High School District Financing Authority 5% 9/1/2037 (Assured Guaranty Inc Insured)	550,000	632,527
Perris Union High School District Financing Authority 5% 9/1/2038 (Assured Guaranty Inc Insured)	400,000	457,647
Poway Calif Redev Agy Successor Agy Tax Allocation (Poway Rda Paguay Project Proj.) Series A, 5% 12/15/2030	3,500,000	3,819,333
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2034	700,000	729,654
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2035	2,065,000	2,149,244
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2036	2,215,000	2,301,338
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2037	2,405,000	2,495,053
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2038	1,240,000	1,284,632
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	7,165,000	7,353,956
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	2,000,000	1,683,999
Upland Community Redevelopment Agency Successor Agency Series 2016, 2.75% 9/1/2036 (Assured Guaranty Inc Insured)	360,000	325,414
TOTAL SPECIAL TAX		45,292,670
Tobacco Bonds - 0.4%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2027	400,000	408,567
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2028	420,000	437,410
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2029	500,000	529,769
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2030	300,000	319,873
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2031	300,000	318,487
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	250,000	263,771
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2033	250,000	262,403
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	50,000,000	4,980,425
TOTAL TOBACCO BONDS		7,520,705
Transportation - 18.0%
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2049 (Assured Guaranty Inc Insured) (c)	7,250,000	2,352,444
Alameda Corridor CA Tran Auth Rev Series 2024C, 0% 10/1/2053 (Assured Guaranty Inc Insured) (c)	20,000,000	5,120,804
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2043	4,670,000	5,040,447
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2044	1,150,000	1,233,839
Bay Area Toll Auth CA Bridge Rev Series 2024 F 2, 5% 4/1/2045	1,000,000	1,066,729
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (d)	4,750,000	5,206,289
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2037 (d)	7,000,000	7,638,310
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2038 (d)	3,200,000	3,472,340
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2033	1,000,000	1,122,028
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 3/1/2034	850,000	960,594
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2032	1,275,000	1,422,888
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2033	1,000,000	1,127,475
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5% 9/1/2034	1,000,000	1,134,389
California Mun Fn Auth Rev (San Francisco Mta Bus Fac Proj Proj.) Series 2026A, 5.5% 9/1/2056	6,500,000	7,014,391
Foothill/Estrn Transn CA Toll 0% 1/15/2033 (Assured Guaranty Inc Insured) (c)	9,000,000	7,327,970
Fresno Calif Arpt Rev Series 2023A, 4.125% 7/1/2043 (Build America Mutual Assurance Co Insured) (d)	1,000,000	977,340
Fresno Calif Arpt Rev Series 2023A, 4.25% 7/1/2044 (Build America Mutual Assurance Co Insured) (d)	1,000,000	994,824
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2035 (Build America Mutual Assurance Co Insured) (d)	2,060,000	2,277,251
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2036 (Build America Mutual Assurance Co Insured) (d)	2,160,000	2,374,689
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2037 (Build America Mutual Assurance Co Insured) (d)	1,000,000	1,093,694
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2038 (Build America Mutual Assurance Co Insured) (d)	1,385,000	1,508,099
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2039 (Build America Mutual Assurance Co Insured) (d)	2,500,000	2,702,405
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured) (d)	2,625,000	2,825,525
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2041 (Build America Mutual Assurance Co Insured) (d)	2,760,000	2,957,732
Long Beach CA Hbr Rev Series A, 5% 5/15/2032 (d)	1,760,000	1,790,535
Long Beach CA Hbr Rev Series A, 5% 5/15/2033 (d)	1,350,000	1,372,757
Long Beach CA Hbr Rev Series A, 5% 5/15/2034 (d)	1,650,000	1,677,656
Long Beach CA Hbr Rev Series A, 5% 5/15/2035 (d)	2,500,000	2,540,735
Long Beach CA Hbr Rev Series A, 5% 5/15/2036 (d)	3,000,000	3,046,585
Long Beach CA Hbr Rev Series A, 5% 5/15/2037 (d)	2,755,000	2,795,743
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	8,840,000	9,853,351
Los Angeles CA Dept Arpts Rev 5% 5/15/2034 (d)	7,000,000	7,802,428
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (d)	4,735,000	5,120,155
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (d)	10,000,000	10,255,324
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2031 (d)	7,350,000	7,626,424
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2048 (d)	2,000,000	2,018,785
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (d)	4,950,000	4,990,860
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (d)	5,000,000	4,546,423
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (d)	2,480,000	2,624,005
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (d)	950,000	996,022
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (d)	13,685,000	13,989,413
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2030 (d)	700,000	713,518
Ontario International Airport Authority Series 2021 A, 5% 5/15/2046 (Assured Guaranty Inc Insured)	4,315,000	4,553,507
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Inc Insured) (d)	1,120,000	1,137,832
Ontario International Airport Authority Series 2021 B, 4% 5/15/2036 (Assured Guaranty Inc Insured) (d)	775,000	784,131
Ontario International Airport Authority Series 2021 B, 4% 5/15/2037 (Assured Guaranty Inc Insured) (d)	1,700,000	1,713,292
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Inc Insured) (d)	800,000	803,589
Ontario International Airport Authority Series 2021 B, 4% 5/15/2039 (Assured Guaranty Inc Insured) (d)	555,000	556,942
Ontario International Airport Authority Series 2021 B, 4% 5/15/2040 (Assured Guaranty Inc Insured) (d)	685,000	682,004
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	6,400,000	6,284,305
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2031 (d)	2,110,000	2,185,320
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2032 (d)	1,590,000	1,643,197
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2034 (d)	4,000,000	4,121,326
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2035 (d)	5,000,000	5,143,530
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2036 (d)	7,500,000	7,701,379
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2034 (d)	1,375,000	1,525,557
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2035 (d)	450,000	501,504
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2036 (d)	1,250,000	1,388,794
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2037 (d)	1,000,000	1,103,963
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2038 (d)	1,750,000	1,914,435
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2034 (Assured Guaranty Inc Insured) (d)	2,140,000	2,406,456
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2035 (Assured Guaranty Inc Insured) (d)	1,245,000	1,408,170
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2036 (Assured Guaranty Inc Insured) (d)	855,000	960,522
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2037 (Assured Guaranty Inc Insured) (d)	1,000,000	1,116,253
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2038 (Assured Guaranty Inc Insured) (d)	2,600,000	2,886,540
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2039 (Assured Guaranty Inc Insured) (d)	2,730,000	3,003,770
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5% 7/1/2040 (Assured Guaranty Inc Insured) (d)	2,865,000	3,135,916
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2031	2,000,000	2,050,582
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2033	1,735,000	1,775,876
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2034	1,380,000	1,411,006
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2035	1,500,000	1,532,115
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2036	1,980,000	2,020,230
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2038	2,000,000	2,037,434
San Diego Association of Governments South Bay Expressway Revenue (South Bay Expressway Proj.) Series 2017 A, 5% 7/1/2042	5,000,000	5,086,557
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2028 (d)	820,000	854,244
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2019 B, 5% 7/1/2049 (d)	5,050,000	5,081,761
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (d)	2,000,000	2,218,520
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2040 (d)	1,800,000	2,011,904
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2041 (d)	1,200,000	1,334,041
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2042 (d)	1,200,000	1,324,471
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (d)	1,050,000	1,152,158
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2044 (d)	1,000,000	1,087,935
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2031 (d)	1,250,000	1,274,227
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2032 (d)	1,300,000	1,324,225
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2033 (d)	1,330,000	1,353,741
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2034 (d)	1,000,000	1,016,991
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2036 (d)	1,500,000	1,522,738
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series B, 5% 7/1/2037 (d)	750,000	760,677
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2030	330,000	330,018
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2042 (d)	3,205,000	3,234,798
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (d)	1,000,000	1,017,620
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2036 (d)	10,000,000	10,422,537
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (d)	5,595,000	5,817,512
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2051 (d)(e)	17,390,000	18,645,398
San Francisco CA City & County Airports Commission International Airport Revenue Series 2026 A, 5.5% 5/1/2056 (d)(e)	13,500,000	14,369,665
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2029 (d)	735,000	745,098
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2031 (d)	1,100,000	1,114,343
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2032 (d)	850,000	860,640
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2033 (d)	1,095,000	1,108,122
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2034 (d)	1,250,000	1,264,251
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2035 (d)	3,475,000	3,512,572
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2036 (d)	2,250,000	2,272,846
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2037 (d)	2,250,000	2,271,365
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (d)	10,235,000	10,306,622
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2029	200,000	204,037
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2030	250,000	254,987
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2032	235,000	239,453
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2033	250,000	254,603
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2034	500,000	508,911
San Jose Calif Arpt Rev Series 2021 A, 4% 3/1/2034 (Build America Mutual Assurance Co Insured) (d)	2,000,000	2,033,684
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2030 (d)	1,275,000	1,365,351
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2031 (d)	1,600,000	1,734,000
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2032 (d)	2,000,000	2,149,188
San Jose Calif Arpt Rev Series 2021 A, 5% 3/1/2033 (d)	1,500,000	1,606,997
TOTAL TRANSPORTATION		337,251,500
Water & Sewer - 3.8%
Eastern Municipal Water District Financing Authority 5% 7/1/2029	250,000	270,658
Eastern Municipal Water District Financing Authority 5% 7/1/2030	250,000	276,689
Gilroy Calif Pub Facs Fing Auth Wastewater Rev Series 2021 A, 3% 8/1/2046	1,285,000	1,036,814
Glendale CA Wtr Rev 2% 2/1/2031	1,240,000	1,149,809
Glendale CA Wtr Rev Series 2020, 2% 2/1/2037	420,000	340,811
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	25,000,000	26,559,539
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2030	1,380,000	1,491,328
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2031	1,465,000	1,603,422
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2030	2,400,000	2,593,614
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2036	1,015,000	1,099,219
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2030	4,470,000	4,830,607
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2034	1,955,000	2,182,479
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2032	635,000	703,185
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2034	250,000	280,769
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2035	2,030,000	2,275,235
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2039	390,000	413,053
Richmond Calif Wastewater Rev Series 2019 A, 5% 8/1/2044	2,135,000	2,241,079
San Francisco CA Pub Util Comm Wtr Rev Series 2025 SUB E, 5.25% 11/1/2055	15,000,000	16,121,730
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 4% 10/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	2,014,638
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,047,447
Stockton Calif Pub Fing Auth Wtr Rev Series 2018 A, 5% 10/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,656,653
Vallecitos Water Dist CA Series 2021 A, 2.25% 8/1/2046	2,370,000	1,643,259
TOTAL WATER & SEWER		71,832,037
TOTAL CALIFORNIA		1,877,438,960
Guam - 0.7%
Special Tax - 0.6%
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2034	2,910,000	3,169,204
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2035	2,600,000	2,841,733
Guam Govt Business Privilege Tax Rev Series 2025 G, 5% 1/1/2036	2,500,000	2,715,859
Guam Govt Business Privilege Tax Rev Series 2025 G, 5.25% 1/1/2038	2,630,000	2,870,818
TOTAL SPECIAL TAX		11,597,614
Water & Sewer - 0.1%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2044	1,000,000	1,080,871
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2025A, 5.5% 7/1/2045	1,000,000	1,073,549
TOTAL WATER & SEWER		2,154,420
TOTAL GUAM		13,752,034
Puerto Rico - 0.7%
General Obligations - 0.5%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	4,980,183	3,629,269
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	1,815,000	1,907,298
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	4,240,000	4,589,604
TOTAL GENERAL OBLIGATIONS		10,126,171
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	3,690,000	3,840,228
TOTAL PUERTO RICO		13,966,399
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2028	1,000,000	1,037,835
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2029	1,000,000	1,051,976
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2034	315,000	349,117
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	870,000	973,046
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2040	755,000	827,378
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2041	1,225,000	1,330,425
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2042	435,000	468,978
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2043	1,300,000	1,396,324
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2044	1,250,000	1,334,892
TOTAL VIRGIN ISLANDS		8,769,971
TOTAL MUNICIPAL SECURITIES (Cost $1,889,729,171)		1,913,927,364

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $44,304,500)	2.01	44,295,641	44,304,500

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $1,934,033,671)	1,958,231,864
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(82,422,244)
NET ASSETS - 100.0%	1,875,809,620

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,923,038 or 0.7% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	62,516,018	95,493,913	113,705,431	215,381	-	-	44,304,500	44,295,641	1.2%
Total	62,516,018	95,493,913	113,705,431	215,381	-	-	44,304,500

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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